Other Payables And Accruals - Revenue recognized (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other payables and accruals
Amount included in contract liabilities at the beginning of the period	¥ 24,875	¥ 29,384